Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expense as reported in the consolidated statements of operations	$ (130,926)	$ (30,712)	$ (19,965)
Statutory income tax rate	23.00%	23.00%	23.00%
Theoretical income tax benefit	$ (30,113)	$ (7,063)	$ (4,592)
Foreign tax rate differentials	2,599	69	1
Non-deductible share-based compensation	1,939	837	288
Revaluation of warrants	(407)	(1,210)	752
Goodwill Impairment	10,176	0	0
Contingent consideration income	(2,059)	0	0
Currency transactions gain	(0)	(1,069)	(1,602)
Change in valuation allowance	18,066	8,688	5,256
Other differences, net	(55)	(30)	(27)
Total income tax expense	$ 146	$ 222	$ 76